                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8000

                                                            1933 Act Rule 497(j)
                                                     1933 Act File No. 333-40455
                                                     1940 Act File No. 811-08495

Direct Dial: (215) 564-8092

                                 October 4, 2006

FILED via EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

              Re:  Gartmore Mutual Funds (the "Fund")
                   File Nos. 333-40455 and 811-08495
                   Rule 497(j) Filing

Ladies and Gentlemen:

          Pursuant to Rule 497(j) under the  Securities Act of 1933, as amended, this  letter  serves  as  certification  that  the  forms  of  Prospectuses  and
Statements of Additional  Information that would have been filed under paragraph
(c) of Rule 497 would not have differed from those  contained in  Post-Effective
Amendment Nos. 80/81 to the Registration  Statement of the Fund, which was filed with the  Securities  and Exchange  Commission  electronically  on September 26,
2006.

          Please direct any questions or comments relating to this certification to me or, in my absence, to Allan J. Oster, Esquire at (484) 530-1467.

                                           Very truly yours,

                                           STRADLEY RONON STEVENS & YOUNG, LLP

                                           /s/ Barbara A. Nugent
                                           Barbara A. Nugent